Insurance Contracts - Summary of Movements in Liabilities of Long-Term Insurance Contracts (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of types of insurance contracts [Line Items]
Liabilities arising insurance contracts at beginning of period		¥ 1,845,975
Premiums		511,966	¥ 430,498	¥ 363,971
Liabilities arising insurance contracts at end of period		2,022,151	1,845,975
Long-term insurance contracts [member]
Disclosure of types of insurance contracts [Line Items]
Liabilities arising insurance contracts at beginning of period		1,824,173
Liabilities arising insurance contracts at end of period		1,996,715	1,824,173
Gross [member]
Disclosure of types of insurance contracts [Line Items]
Liabilities arising insurance contracts at beginning of period		1,847,986
Liabilities arising insurance contracts at end of period		2,025,133	1,847,986
Gross [member] | Long-term insurance contracts [member]
Disclosure of types of insurance contracts [Line Items]
Liabilities arising insurance contracts at beginning of period		1,825,956	1,698,773
Premiums		464,898	390,438
Release of liabilities	[1]	(379,262)	(353,048)
Accretion of interest		78,232	73,644
Change in discount rates		6,599	14,262
Change in other assumptions	[2]	2,424	474
Other movements		219	1,413
Liabilities arising insurance contracts at end of period		¥ 1,999,066	¥ 1,825,956	¥ 1,698,773

[1]	The release of liabilities mainly consists of release due to death or other termination and related expenses, release of residual margin and change of reserves for claims and claim adjustment expenses.
[2]	For the year ended 31 December 2017, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB1,718 million. This change reflected the Group's most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB706 million. For the year ended 31 December 2016, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB464 million. This change reflected the Group's most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB10 million.